Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
January 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-91.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(b)(c)	52,012,059	$52,012,059
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.88%(b)(c)	10,193,017	10,193,017
TOTAL INVESTMENTS IN SECURITIES-91.11% (Cost $62,205,076)		62,205,076
OTHER ASSETS LESS LIABILITIES-8.89%		6,066,927
NET ASSETS-100.00%		$68,272,003

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$50,128,433	$9,185,316	$(7,301,690)	$-	$-	$52,012,059	$471,469
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	8,814,530	18,813,476	(17,434,989)	-	-	10,193,017	96,641
Total	$58,942,963	$27,998,792	$(24,736,679)	$-	$-	$62,205,076	$568,110

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	27	May-2026	$4,794,188	$326,442	$326,442
Cocoa	57	December-2026	2,486,340	(826,242)	(826,242)
Coffee ’C’	20	September-2026	2,278,125	(273,053)	(273,053)
Corn	467	September-2026	10,303,188	(148,816)	(148,816)
Cotton No. 2	101	December-2026	3,471,875	(6,464)	(6,464)
KC Wheat	98	July-2026	2,780,750	(954)	(954)
Lean Hogs	215	October-2026	7,826,000	591,596	591,596
Live Cattle	106	August-2026	9,708,540	712,752	712,752
Soybean	163	November-2026	8,799,963	38,480	38,480
Soybean Meal	105	May-2026	3,123,750	(232,839)	(232,839)
Soybean Oil	140	December-2026	4,498,200	165,042	165,042
Sugar No. 11	234	July-2026	3,629,808	(417,921)	(417,921)
Wheat	163	July-2026	4,529,363	(211,695)	(211,695)
Total Futures Contracts				$(283,672)	$(283,672)

(a)	Futures contracts collateralized by $2,491,637 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
January 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-88.58%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(b)(c)	7,593,641	$7,593,641
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.88%(b)(c)	1,059,249	1,059,249
TOTAL INVESTMENTS IN SECURITIES-88.58% (Cost $8,652,890)		8,652,890
OTHER ASSETS LESS LIABILITIES-11.42%		1,115,359
NET ASSETS-100.00%		$9,768,249

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$6,074,508	$1,603,011	$(83,878)	$-	$-	$7,593,641	$61,106
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	1,101,584	2,629,949	(2,672,284)	-	-	1,059,249	12,011
Total	$7,176,092	$4,232,960	$(2,756,162)	$-	$-	$8,652,890	$73,117

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	24	March-2026	$1,361,397	$(10,097)	$(10,097)
Lithium Hydroxide Fastmarkets	6	March-2026	108,900	30,150	30,150
Lithium Hydroxide Fastmarkets	5	April-2026	92,150	26,910	26,910
Lithium Hydroxide Fastmarkets	5	May-2026	92,700	(11,800)	(11,800)
LME Copper	7	March-2026	2,296,060	349,848	349,848
LME Nickel	25	March-2026	2,677,637	374,071	374,071
LME Primary Aluminum	32	March-2026	2,510,328	165,895	165,895
SGX Iron Ore 62%	48	March-2026	498,192	15,872	15,872
Total Futures Contracts				$940,849	$940,849

(a)	Futures contracts collateralized by $1,070,505 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
January 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-93.49%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(b)(c)	3,792,881,663	$3,792,881,663
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.88%(b)(c)	882,626,674	882,626,674
TOTAL INVESTMENTS IN SECURITIES-93.49% (Cost $4,675,508,337)		4,675,508,337
OTHER ASSETS LESS LIABILITIES-6.51%		325,692,135
NET ASSETS-100.00%		$5,001,200,472

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$3,725,801,711	$388,661,732	$(321,581,780)	$-	$-	$3,792,881,663	$35,497,478
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	524,348,883	1,252,903,375	(894,625,584)	-	-	882,626,674	6,241,637
Total	$4,250,150,594	$1,641,565,107	$(1,216,207,364)	$-	$-	$4,675,508,337	$41,739,115

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,941	April-2026	$203,870,120	$19,687,382	$19,687,382
CME Feeder Cattle	148	May-2026	26,279,250	1,664,242	1,664,242
Cocoa	315	December-2026	13,740,300	(4,735,116)	(4,735,116)
Copper	280	July-2026	42,252,000	4,259,927	4,259,927
Corn	758	September-2026	16,723,375	(312,708)	(312,708)
Cotton No. 2	539	December-2026	18,528,125	(33,792)	(33,792)
Gasoline RBOB	500	December-2026	38,646,300	2,641,623	2,641,623
Gold	348	December-2026	169,824,000	7,827,919	7,827,919
KC Wheat	105	July-2026	2,979,375	73,381	73,381
Lean Hogs	1,128	October-2026	41,059,200	2,833,814	2,833,814
Live Cattle	559	August-2026	51,198,810	2,685,880	2,685,880
LME Copper	137	April-2026	45,032,722	7,420,369	7,420,369
LME Lead	154	April-2026	7,716,170	(173,581)	(173,581)
LME Nickel	330	September-2026	36,071,462	178,701	178,701
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum	650	December-2026	$50,862,500	$161,491	$161,491
LME Zinc	339	March-2026	28,915,853	2,567,816	2,567,816
Low Sulphur Gasoil	776	April-2026	55,076,600	5,660,657	5,660,657
Natural Gas	1,412	May-2026	56,592,960	5,208,461	5,208,461
NY Harbor ULSD	303	May-2026	30,009,180	2,135,338	2,135,338
Platinum	133	April-2026	14,108,640	1,742,946	1,742,946
Silver	114	December-2026	46,148,910	(241,467)	(241,467)
Soybean	860	November-2026	46,429,250	(17,019)	(17,019)
Soybean Meal	561	May-2026	16,689,750	(542,057)	(542,057)
Soybean Oil	1,075	December-2026	34,539,750	1,199,957	1,199,957
Sugar No. 11	1,253	July-2026	19,436,536	(894,873)	(894,873)
Wheat	869	July-2026	24,147,338	(435,002)	(435,002)
WTI Crude Oil	2,327	March-2026	151,743,670	17,366,801	17,366,801
Total Futures Contracts				$77,931,090	$77,931,090

(a)	Futures contracts collateralized by $48,267,673 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive(b)	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
BNP Paribas	Receive	BNP Enhanced OPY Basket BCKTOPY1	0.20%	Monthly	February-2026	$200,000,000	$—	$12,444,446	$12,444,446
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21	Monthly	February-2026	500,000,000	—	30,609,552	30,609,552
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	February-2026	600,000,000	—	37,339,637	37,339,637
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	February-2026	500,000,000	—	30,613,297	30,613,297
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	February-2026	500,000,000	—	30,600,378	30,600,378
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	February-2026	500,000,000	—	31,103,915	31,103,915
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ02 Index	0.20	Monthly	February-2026	200,000,000	—	12,242,010	12,242,010
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	February-2026	500,000,000	—	30,613,935	30,613,935
Total - Total Return Swap Agreements							$—	$215,567,170	$215,567,170

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $7,260,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Enhanced OPY Basket BCKTOPY1
	Long Futures Contracts
	Gold	13.04%
	WTI Crude Oil	11.83
	Brent Crude Oil	11.70
	Natural Gas	5.05
	Corn	4.95
	Gas Oil	4.30
	Live Cattle	4.09
	Aluminium	3.93
	Soybean	3.68
	Copper	3.32
	Lean Hogs	3.31
	Silver	3.20
	Copper	3.10
	RBOB Gasoline	3.05
	Nickel	2.73
	Soybean Oil	2.61
	Heating Oil	2.26
	Zinc	2.16
	CME Feeder Cattle	2.01
	Wheat	1.90
	Sugar	1.53
	Cotton No. 2	1.46
	Soybean Meal	1.30
	Cocoa	1.01
	Platinum	1.01
	Lead	0.60
	KC Wheat	0.48
	Coffee ’C’	0.39
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Gold	13.18%
	WTI Crude Oil	11.84
	Brent Crude Oil	11.67
	Corn	4.93
	Natural Gas	4.73
	Gas Oil	4.31
	Live Cattle	4.04
	Aluminium	3.95
	Soybean	3.66
	Silver	3.40
	Copper	3.40
	Lean Hogs	3.27
	Copper	3.20
	RBOB Gasoline	3.03
	Nickel	2.71
	Soybean Oil	2.59
	NY Harbor	2.26
	Zinc	2.17
	CME Feeder Cattle	1.99
	Wheat	1.88
	Sugar	1.51
	Cotton No. 2	1.45
	Soybean Meal	1.29
	Platinum	1.07
	Cocoa	1.02
	Lead	0.60
	KC Wheat	0.47
	Coffee ’C’	0.38
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Gold	13.04%
	WTI Crude Oil	11.83
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Brent Crude Oil	11.70
	Natural Gas	5.05
	Corn	4.95
	Gas Oil	4.30
	Live Cattle	4.09
	Aluminium	3.93
	Soybean	3.68
	Copper	3.32
	Lean Hogs	3.31
	Silver	3.20
	Copper HG	3.10
	RBOB Gasoline	3.05
	Nickel	2.73
	Soybean Oil	2.61
	Heating Oil	2.26
	Zinc	2.16
	CME Feeder Cattle	2.01
	Wheat	1.90
	Sugar	1.53
	Cotton No. 2	1.46
	Soybean Meal	1.30
	Cocoa	1.01
	Platinum	1.01
	Lead	0.60
	KC Wheat	0.48
	Coffee ’C’	0.39
	Total	100.00%
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Gold	13.18%
	WTI Crude Oil	11.84
	Brent Crude Oil	11.67
	Corn	4.93
	Natural Gas	4.73
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Gas Oil	4.31
	Live Cattle	4.04
	Aluminium	3.95
	Soybean	3.66
	Copper	3.40
	Silver	3.40
	Lean Hogs	3.27
	Copper	3.20
	RBOB Gasoline	3.03
	Nickel	2.71
	Soybean Oil	2.59
	Heating Oil	2.26
	Zinc	2.17
	CME Feeder Cattle	1.99
	Wheat	1.88
	Sugar	1.51
	Cotton No. 2	1.45
	Soybean Meal	1.29
	Platinum	1.07
	Cocoa	1.02
	Lead	0.60
	KC Wheat	0.47
	Coffee ’C’	0.38
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Gold	13.18%
	WTI Crude Oil	11.85
	Brent Crude Oil	11.67
	Corn	4.93
	Natural Gas	4.73
	Gas Oil	4.31
	Live Cattle	4.04
	Aluminium	3.94
	Soybean	3.66
	Copper	3.40
	Silver	3.40
	Lean Hogs	3.27
	Copper HG	3.20
	RBOB Gasoline	3.03
	Nickel	2.71
	Soybean Oil	2.59
	Heating Oil	2.26
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Zinc	2.17
	CME Feeder Cattle	1.99
	Wheat	1.88
	Sugar	1.51
	Cotton No. 2	1.44
	Soybean Meal	1.29
	Platinum	1.07
	Cocoa	1.03
	Lead	0.60
	KC Wheat	0.47
	Coffee ’C’	0.38
	Total	100.00%
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Gold	13.04%
	WTI Crude Oil	11.84
	Brent Crude Oil	11.70
	Natural Gas	5.05
	Corn	4.95
	Gas Oil	4.30
	Live Cattle	4.09
	Aluminium	3.93
	Soybean	3.68
	Copper	3.32
	Lean Hogs	3.31
	Silver	3.20
	Copper HG	3.10
	RBOB Gasoline	3.05
	Nickel	2.73
	Soybean Oil	2.60
	Heating Oil	2.26
	Zinc	2.16
	CME Feeder Cattle	2.01
	Wheat	1.90
	Sugar	1.53
	Cotton No. 2	1.46
	Soybean Meal	1.30
	Cocoa	1.01
	Platinum	1.01
	Lead	0.60
	KC Wheat	0.48
	Coffee ’C’	0.39
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCYIZ02 Index
	Long Futures Contracts
	Gold	13.18%
	WTI Crude Oil	11.85
	Brent Crude Oil	11.67
	Corn	4.93
	Natural Gas	4.73
	Gas Oil	4.31
	Live Cattle	4.04
	Aluminium	3.94
	Soybean	3.66
	Silver	3.40
	Copper	3.40
	Lean Hogs	3.26
	Copper HG	3.20
	RBOB Gasoline	3.03
	Nickel	2.71
	Soybean Oil	2.59
	NY Harbor	2.26
	Zinc	2.17
	CME Feeder Cattle	1.99
	Wheat	1.88
	Sugar	1.51
	Cotton No. 2	1.45
	Soybean Meal	1.29
	Platinum	1.07
	Cocoa	1.03
	Lead	0.60
	KC Wheat	0.47
	Coffee ’C’	0.38
	Total	100.00%
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Gold	13.18%
	WTI Crude Oil	11.84
	Brent Crude Oil	11.67
	Corn	4.93
	Natural Gas	4.73
	Gas Oil	4.31
	Live Cattle	4.04
	Aluminium	3.95
	Soybean	3.66
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2026
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Copper	3.40
	Silver	3.40
	Lean Hogs	3.26
	Copper HG	3.20
	RBOB Gasoline	3.03
	Nickel	2.71
	Soybean Oil	2.59
	Heating Oil	2.26
	Zinc	2.17
	CME Feeder Cattle	1.99
	Wheat	1.88
	Sugar	1.51
	Cotton No. 2	1.45
	Soybean Meal	1.29
	Platinum	1.07
	Cocoa	1.02
	Lead	0.60
	KC Wheat	0.47
	Coffee ’C’	0.39
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$62,205,076	$-	$-	$62,205,076
Other Investments - Assets*
Futures Contracts	1,834,312	-	-	1,834,312
Other Investments - Liabilities*
Futures Contracts	(2,117,984)	-	-	(2,117,984)
Total Other Investments	(283,672)	-	-	(283,672)
Total Investments	$61,921,404	$-	$-	$61,921,404
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$8,652,890	$-	$-	$8,652,890
Other Investments - Assets*
Futures Contracts	962,746	-	-	962,746
Other Investments - Liabilities*
Futures Contracts	(21,897)	-	-	(21,897)
Total Other Investments	940,849	-	-	940,849
Total Investments	$9,593,739	$-	$-	$9,593,739

	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$4,675,508,337	$-	$-	$4,675,508,337
Other Investments - Assets*
Futures Contracts	85,316,705	-	-	85,316,705
Swap Agreements	-	215,567,170	-	215,567,170
	85,316,705	215,567,170	-	300,883,875
Other Investments - Liabilities*
Futures Contracts	(7,385,615)	-	-	(7,385,615)
Total Other Investments	77,931,090	215,567,170	-	293,498,260
Total Investments	$4,753,439,427	$215,567,170	$-	$4,969,006,597

*	Unrealized appreciation (depreciation).